Financial Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2025
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities at Fair Value through Profit or Loss
20. Financial Liabilities at Fair Value through Profit or Loss
20.1 Details of financial liabilities at fair value through profit or loss and financial liabilities designated at fair value through profit or loss as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Financial liabilities at fair value through profit or loss
Borrowed securities sold	￦	2,558,520	￦	2,923,691
Others		159,212		415,881

		2,717,732		3,339,572

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		8,002,499		7,981,018

		8,002,499		7,981,018

	￦	10,720,231	￦	11,320,590

20.2 Difference between the amount contractually required to pay at maturity and carrying amount of financial liabilities designated at fair value through profit or loss as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Amount contractually required to pay at maturity	￦	7,947,236	￦	7,900,807
Carrying amount		8,002,499		7,981,018

Difference	￦	(55,263)	￦	(80,211)